Stock options (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of options
Outstanding, beginning of year	51,000	0	0
Granted	0	51,000	0
Outstanding, end of year	51,000	51,000	0
Exercisable, end of year	0	0	0
Weighted average exercise price
Outstanding, beginning of year	$ 2.60	$ 0.00	$ 0.00
Granted	.00	2.60	0.00
Outstanding, end of year	2.60	2.60	0.00
Exercisable, end of year	$ .00	$ 0.00	$ 0.00